Preferred Stock	12 Months Ended
Dec. 31, 2010
Preferred Stock
NOTE 13

Preferred Stock

On May 3, 2009, the Board of Directors approved the creation of a Series E Preferred Stock and 100,000 shares of such stock were issued. The terms of the Series E Preferred Stock were subsequently amended on May 14, 2009. The Series E Preferred Stock, as amended, had no dividend or liquidation preference, but did include a conversion feature with preferential voting rights. Each share of the Series E Preferred Stock was convertible into shares of the Company’s common stock (as determined by dividing the Stated Value by the Conversion Price feature) and had 21.5 voting rights for each share received. The Series E Preferred Stock, as amended, had a conversion price of $0.105 and a stated value of $6.26. The Company cancelled all authorized shares of Series A, B, C, and D Preferred Stock.

During 2010, the Company cancelled the 100,000 shares of Series E Preferred Stock authorized and outstanding restoring $440,607 to accrued expenses and $185,387 to accounts payable.